Derivative Instruments and Hedging Activities - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Derivatives, Fair Value [Line Items]
Current Liabilities	₨ 669	$ 8.9	₨ 185
Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		2.6		$ 500.0
Fair Valuation of Swaps and Forward [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		13.4		31.0
Current Liabilities			185	2.7
Non-Current Liabilities	29	0.4
Fair Valuation of Swaps and Options [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		849.7
Forward Exchange Derivative Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		57.4
Prepaid Expenses and Other Current Asset [Member] | Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	4	0.0
Other Assets [Member] | Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value			₨ 2,220	$ 32.1
Other Assets [Member] | Fair Valuation of Swaps and Options [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	6,177	81.9
Other Assets [Member] | Forward Exchange Derivative Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	₨ 115	$ 1.5